SEGMENT INFORMATION (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Number of Reportable Segments | segment	2
Impairment charges for long-lived assets	$ 65,285	$ 5,938	$ 60,330
Impairment loss of project assets	33,052	16,239	1,674
CSI Solar Segment
Impairment charges for long-lived assets	65,285	5,938	60,330
Recurrent Energy Segment
Impairment loss of project assets	$ 33,052	$ 16,239	$ 1,674